Financial result	12 Months Ended
Dec. 31, 2019
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Financial result
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6
. Financial result

	For year ended December 31,
	2019	2018 (Restated)	2017 (Restated)
Financial income
Interest on short-term investments (a)	12,462	31,947	50,604
Sublease receivable	29,695	33,129	33,467
Other	29,914	9,446	44,201

	72,071	74,522	128,272
Financial expenses
Interest on loans (a)	(195,688)	(164,294)	(235,184)
Interest on lease (a)	(732,723)	(606,076)	(484,300)
Interest on finance lease (a)	(73,284)	(75,313)	(72,481)
Interest on factoring credit card and travel agencies receivables	(13,477)	(10,625)	(36,188)
Interest on other operations	(129,954)	(79,822)	(110,375)
Guarantee commission	(30,977)	(26,187)	(24,880)
Loan costs amortization	(12,549)	(23,169)	(36,598)
Amortization of financial expenses	(88,015)	(56,827)	(41,439)
Other	(52,857)	(52,515)	(37,153)

	(1,329,524)	(1,094,828)	(1,078,598)
Derivative financial instruments, net	325,452	298,094	(90,171)

Foreign exchange result, net	(391,905)	(1,306,063)	34,859

Net financial expenses	(1,323,906)	(2,028,275)	(1,005,638)
(a)
Interest and expenses on assets and liabilities, in the cash flow statement on December 31, 2019 - R$1,082,256 (December 31, 2018 - R$866,895 and December 31, 2017 – R$776,470) are registred in this lines.